INTANGIBLE ASSETS AND GOODWIL - Schedule of Goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Beginning Balance	$ 13,064,000	$ 13,064,000
Impairment loss	(13,064,000)	0	$ 0
Goodwill, Ending Balance	$ 0	$ 13,064,000	$ 13,064,000